BIOLOGICAL ASSETS - Measurement of the premises adopted (Details) - ha	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BIOLOGICAL ASSETS
Planted useful area (hectare)	1,094,611	1,097,081.000
Average annual growth (IMA) - m3/hectare /year	37.92	37.07
Average gross sale price of eucalyptus - R$/m3	96.04	90.16
Discount rate (after taxes) used in cash flow is measured based on the capital structure and other economic assumptions.	8.80%	9.10%
Mature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	144,942	134,752
Immature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	949,669	962,329